NATIXIS FUNDS

Supplement dated August 1, 2014 to the Natixis Oakmark Fund and Natixis U.S. Equity Opportunities Fund (the “Funds”) Statement of Additional Information (the “SAI”), dated May 1, 2014, as may be revised and supplemented from time to time.

Effective August 1, 2014, Michael J. Mangan has joined the portfolio management team of the Funds.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of August 1, 2014, Michael J. Mangan managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by Mr. Mangan:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Michael J. Mangan (Harris Associates)	1	$933.8 million	0	$0	0	$0	0	$0	554	$5.7 billion	0	$0

Portfolio Managers’ Ownership of Fund Shares

The following table sets forth the dollar range* of equity securities of the Funds beneficially owned by Michael J. Mangan as of August 1, 2014:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Michael J. Mangan	Natixis Oakmark Fund Natixis U.S. Equity Opportunities Fund	A A

* A. None

B. $1 - 10,000

C. $10,001 - $50,000

D. $50,001 - $100,000

E. $100,001 - $500,000

F. $500,001 - $1,000,000

G. over $1,000,000

NATIXIS U.S. EQUITY OPPORTUNITES FUND

Effective immediately, the third paragraph under the section “Portfolio Holdings Information” in the SAI is amended to include the following:

Subject to the policies adopted by the Fund’s Board of Trustees for the disclosure of portfolio holdings information, Barra Portfolio Manager receives portfolio holdings information (daily disclosure of full portfolio holdings) for the purpose of performing certain functions related to the research, reporting, strategy development, portfolio construction, and performance and risk attribution with respect to the Loomis Sayles - All Cap Growth segment of the U.S. Equity Opportunities Fund.